Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [Abstract]
Profit from continuing operations before income taxes	$ 176,508	$ 93,324	$ 81,157
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ 30,006	$ 15,865	$ 13,797
Increase/(decrease) in tax in respect of:
Different tax rate applicable to subsidiaries operating overseas	9,551	5,551	4,371
Income subject to tax at a different tax rate	0	0	178
Non-deductible expenses	4,818	3,842	2,144
Exempt income	(5,324)	(4,523)	(4,949)
Taxes in respect of prior years	(266)	346	522
Tax in respect of foreign dividend	0	3,488	6,665
Tax in respect of gain on loss in control in the CPV Renewable	(639)	10,909	0
Share of non-controlling interests in entities transparent for tax purposes	(5,351)	(6,036)	0
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	(4,591)	5,444	608
Other differences	40	5,666	1,863
Tax expense on income included in the statement of profit and loss	$ 28,244	$ 40,552	$ 25,199